Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage	11.99%	14.67%	16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage		10.82%	11.00%
Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)	$ 28,301
Accounts Receivable [Member] | Customer One [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)		$ 2,178,000	$ 46,633
Accounts Receivable [Member] | Customer Two [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)		$ 636,639
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage	0.45%	21.86%	49.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage	25.19%		2.65%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage	20.59%	6.39%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage	11.73%	18.08%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage	10.28%	15.85%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage		11.58%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Customer and Supplier Concentrations [Line Items]
Total revenues percentage		10.24%